NET INCOME/(LOSS) PER SHARE	12 Months Ended
Dec. 31, 2013
NET INCOME/(LOSS) PER SHARE
NET INCOME/(LOSS) PER SHARE

16.                NET INCOME/ (LOSS)PER SHARE

The calculation of the net income/ (loss) per share is as follows:

	For the year ended December 31,
	2011	2012	2013
Net Income/(loss)—Numerator
Basic—
Net income/(loss) attributable to AutoNavi Holdings Limited shareholders	36,535	36,508	(25,370)
Less: Net loss attributable to AutoNavi Holdings Limited Series A preferred shareholder (i)	—	—	—
Net income/(loss) attributable to AutoNavi Holdings Limited ordinary shareholders (i)	36,535	36,508	(25,370)

Diluted—
Net income/(loss) attributable to AutoNavi Holdings Limited ordinary shareholders	36,535	36,508	(25,370)

Shares—Denominator
Basic—
Weighted average number of shares outstanding used in computing net income per Series A preferred share	—	—	31,764,855
Weighted average number of ordinary shares outstanding used in computing net income per ordinary share(ii)	190,132,407	190,853,540	205,328,926

Diluted—
Weighted average number of ordinary shares outstanding used in computing net income/(loss) per ordinary share(iii)	201,230,735	201,168,386	205,328,926

Net income per Series A preferred share	—	—	—

Net income/(loss) per ordinary share attributable to AutoNavi Holdings Limited ordinary shareholders
Basic	0.19	0.19	(0.12)
Diluted	0.18	0.18	(0.12)

(i)             Undistributed net loss is only allocated to ordinary shareholders because holder of Series A preferred shares was not contractually obligated to share losses.

(ii)          As set out in Note 14, 4,363,864, 1,263,635 and 6,874,608 shares were held by a depositary bank for future delivery to employees and non-employees upon exercise of vested stock options or vesting of nonvested shares granted as of December 31, 2011, 2012 and 2013, respectively. They were issued but not outstanding shares and accordingly were excluded from computing basic or diluted net income per share.

Additionally, 10,146,588 and 12,531,052 ordinary shares repurchased by the Company as of December 31, 2012 and 2013, respectively, were excluded from computing basic or diluted net income/(loss) per share.

(iii)  The calculation of the weighted average number of ordinary shares for the purpose of diluted net income per share has included the effect of the following securities:

	For the year ended December 31,
	2011	2012	2013
Share options (treasury stock method)	10,874,647	8,073,362	—
Nonvested shares (treasury stock method)	223,681	2,241,484	—
Series A preferred shares (as-if-converted method)	—	—	—
Total	11,098,328	10,314,846	—

The Group had securities outstanding which could potentially dilute basic net income per share in the future, but were excluded from the computation of diluted net income per share as their effects would have been anti-dilutive. Such securities consisted of 670,000 nonvested shares outstanding as of December 31, 2011, 641,968 nonvested shares outstanding as of December 31, 2012, and 12,173,728 share options, 13,194,272 nonvested shares and 50,409,444 Series A preferred shares outstanding as of December 31, 2013.